CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	(Accumulated Deficit)	Treasury Stock	Accumulated Other Comprehensive Income	Total Stockholders' Equity Controlling Interest	Total Stockholders' Deficit Non-controlling Interest	Comprehensive Income
Balances at Jun. 30, 2009	$ 27,014	$ 1,032	$ 257,959	$ (232,100)		$ 123	$ 27,014
Balances (in shares) at Jun. 30, 2009		6,881,459
Stockholders' Equity
Common stock sale	6,000	182	5,818				6,000
Common stock sale (in shares)		1,212,121
Stock-based compensation	445		445				445
Comprehensive loss, net of tax:
Cumulative translation adjustment	7					7	7		7
Net loss	(2,741)			(2,741)			(2,741)		(2,741)
Total comprehensive loss	(2,734)						(2,734)		(2,734)
Balances at Jun. 30, 2010	30,725	1,214	264,222	(234,841)		130	30,725
Balances (in shares) at Jun. 30, 2010		8,093,580
Stockholders' Equity
Stock-based compensation	853		853				853
Purchase of treasury shares	(56)				(56)		(56)
Purchase of treasury shares (in shares)					11,333
Non-controlling Interest	(170)							(170)
Comprehensive loss, net of tax:
Cumulative translation adjustment	29					29	29		29
Net loss	(6,975)			(6,973)			(6,973)	(2)	(6,975)
Total comprehensive loss	(6,946)						(6,944)	(2)	(6,946)
Balances at Jun. 30, 2011	24,406	1,214	265,075	(241,814)	(56)	159	24,578	(172)
Balances (in shares) at Jun. 30, 2011		8,093,580			11,333
Stockholders' Equity
Common stock sale	1,901	200	1,701				1,901
Common stock sale (in shares)		1,317,503
Stock-based compensation	470		470				470
Comprehensive loss, net of tax:
Cumulative translation adjustment	(18)					(18)	(18)		(18)
Net loss	(10,910)			(10,901)			(10,901)	(9)	(10,910)
Total comprehensive loss	(10,928)						(10,919)	(9)	(10,928)
Balances at Mar. 31, 2012	$ 15,849	$ 1,414	$ 267,246	$ (252,715)	$ (56)	$ 141	$ 16,030	$ (181)
Balances (in shares) at Mar. 31, 2012		9,411,083			11,333